Stockholders' equity (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options outstanding, Number	5,590,581	4,884,963	5,709,049	6,339,031
Option Outstanding, Weighted average remaining contractual life	2 years 11 months 9 days	1 year 11 months 27 days	2 years 2 months 27 days
Option Outstanding, Weighted average exercise price	2.93	7.05	7.65	7.45
Exercisable, shares	3,882,209
Exercisable, Weighted average exercise price	3.97
Range Of Exercise Prices Dollar Zero Point Three Four To Dollar Zero Point Four Nine [Member]
Range of exercise prices, minimum	0.34
Range of exercise prices, maximum	0.49
Options outstanding, Number	2,950,000
Option Outstanding, Weighted average remaining contractual life	4 years 4 months 28 days
Option Outstanding, Weighted average exercise price	0.42
Exercisable, shares	1,297,228
Exercisable, Weighted average exercise price	0.42
Range Of Exercise Prices Dollar Three Point Six Five To Dollar Four Point Nine Four [Member]
Range of exercise prices, minimum	3.65
Range of exercise prices, maximum	4.94
Options outstanding, Number	2,148,604
Option Outstanding, Weighted average remaining contractual life	1 year 4 months 28 days
Option Outstanding, Weighted average exercise price	4.63
Exercisable, shares	2,102,704
Exercisable, Weighted average exercise price	4.63
Range Of Exercise Prices Dollar Six Point Zero Nine To Dollar Eight Point Six Four [Member]
Range of exercise prices, minimum	6.09
Range of exercise prices, maximum	8.64
Options outstanding, Number	123,250
Option Outstanding, Weighted average remaining contractual life	2 years 3 months 22 days
Option Outstanding, Weighted average exercise price	7.91
Exercisable, shares	113,550
Exercisable, Weighted average exercise price	7.96
Range Of Exercise Prices Dollar Ten Point Three Six To Dollar Twelve Point Nine Five [Member]
Range of exercise prices, minimum	10.36
Range of exercise prices, maximum	12.95
Options outstanding, Number	368,727
Option Outstanding, Weighted average remaining contractual life	4 months 2 days
Option Outstanding, Weighted average exercise price	11.42
Exercisable, shares	368,727
Exercisable, Weighted average exercise price	11.42